SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Equipment, and Software (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Equipment, and Software
General and administrative expenses	$ 75,126	$ 92,213
Property and equipment | Minimum
Property, Equipment, and Software
Lease life or expected life	3 years	3 years
Property and equipment | Maximum
Property, Equipment, and Software
Lease life or expected life	10 years	10 years
Software
Property, Equipment, and Software
Lease life or expected life	3 years	3 years